Employee benefits - Share-based payment plans (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) shares segment R$ / shares	Dec. 31, 2023 BRL (R$) shares segment	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2024 shares segment $ / shares
Disclosure of defined benefit plans [line items]
Beginning balance	20,779,764,000	18,872,747,000
Number of share options granted in share-based payment arrangement	4,979,697,000	6,434,928,000
Number of other equity instruments exercised or vested in share-based payment arrangement	(1,340,877,000)	(1,373,921)
Number of share options forfeited in share-based payment arrangement	(5,779,650,000)	(2,378,742,000)
Ending balance	18,638,934,000	20,779,764,000	18,872,747,000
Treasury shares outstanding (in shares)		130,488,000
Number of share options outstanding in share-based payment arrangement	18,638,934,000	20,779,764,000	18,872,747,000	18,638,934,000
Expense from share-based payment transactions with employees | R$	R$ 232,672	R$ 251,239	R$ 213,076
Bottom of range
Disclosure of defined benefit plans [line items]
Repurchase right exercise	three
Bottom of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	4 years
Bottom of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Bottom of range | Date of grant 2020 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Bottom of range | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Bottom of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Bottom of range | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Bottom of range | Date of grant 2024 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Top of range
Disclosure of defined benefit plans [line items]
Repurchase right exercise	ten
Top of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	9 years
Top of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Top of range | Date of grant 2020 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Top of range | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Top of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Top of range | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	9 years
Top of range | Date of grant 2024 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	8 years
Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	12,703,778,000
Number of share options outstanding in share-based payment arrangement | segment	12,703,778,000			12,703,778,000
Description of maximum term of equity granted for share-based payment arrangement	2 years
Restricted share units (RSUs) [Member] | Equity attributable to owners of parent [member]
Disclosure of defined benefit plans [line items]
Beginning balance	12,429,557,000	11,507,221,000
Number of share options granted in share-based payment arrangement	3,649,962,000	5,293,655,000
Number of other equity instruments exercised or vested in share-based payment arrangement	1,340,877,000	(2,149,169,000)
Number of share options forfeited in share-based payment arrangement	(2,034,864,000)	(2,222,150,000)
Ending balance	(12,703,778,000)	12,429,557,000	11,507,221,000
Number of share options outstanding in share-based payment arrangement	(12,703,778,000)	12,429,557,000	11,507,221,000	(12,703,778,000)
Restricted share units (RSUs) [Member] | Class A common stock
Disclosure of defined benefit plans [line items]
Treasury shares outstanding (in shares)	1,017,725			1,017,725
Restricted share units (RSUs) [Member] | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	1,043,339,000
Wheighted average fair value | R$ / shares	R$ 88,800
Remaining expected life	1 year 6 months 14 days
Number of share options outstanding in share-based payment arrangement | segment	1,043,339,000			1,043,339,000
Restricted share units (RSUs) [Member] | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	5,114,000
Wheighted average fair value | R$ / shares	R$ 136,080.00
Remaining expected life	1 year 8 months 1 day
Number of share options outstanding in share-based payment arrangement | segment	5,114,000			5,114,000
Restricted share units (RSUs) [Member] | Date of grant 2020 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	170,257,000
Wheighted average fair value | R$ / shares	R$ 163,180
Remaining expected life	3 years 1 month 13 days
Number of share options outstanding in share-based payment arrangement | segment	170,257,000			170,257,000
Restricted share units (RSUs) [Member] | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	451,626,000
Wheighted average fair value | R$ / shares	R$ 348,490
Remaining expected life	3 years 8 months 4 days
Number of share options outstanding in share-based payment arrangement | segment	451,626,000			451,626,000
Restricted share units (RSUs) [Member] | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	4,457,979,000
Wheighted average fair value | R$ / shares	R$ 49,560
Remaining expected life	1 year 6 months 25 days
Number of share options outstanding in share-based payment arrangement | segment	4,457,979,000			4,457,979,000
Restricted share units (RSUs) [Member] | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	3,347,500,000
Wheighted average fair value | R$ / shares	R$ 52,220
Remaining expected life	1 year 11 months 26 days
Number of share options outstanding in share-based payment arrangement | segment	3,347,500,000			3,347,500,000
Restricted share units (RSUs) [Member] | Date of grant 2024 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	3,227,963,000
Wheighted average fair value | R$ / shares	R$ 76,500
Remaining expected life	2 years 3 months 7 days
Number of share options outstanding in share-based payment arrangement | segment	3,227,963,000			3,227,963,000
Stock Options [Member]
Disclosure of defined benefit plans [line items]
Ending balance	43,773,000
Number of share options outstanding in share-based payment arrangement	43,773,000			43,773,000
Stock Options [Member] | Equity attributable to owners of parent [member]
Disclosure of defined benefit plans [line items]
Beginning balance	45,159,000	45,159,000
Number of share options granted in share-based payment arrangement	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement	0	0
Number of share options forfeited in share-based payment arrangement	1,386,000	0
Ending balance	43,773,000	45,159,000	45,159,000
Number of share options outstanding in share-based payment arrangement	43,773,000	45,159,000	45,159,000	43,773,000
Stock Options [Member] | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Ending balance	38,613,000
Wheighted average fair value | R$ / shares	R$ 59,590
Expected volatility, share options granted	50.00%
Number of share options outstanding in share-based payment arrangement	38,613,000			38,613,000
Exercisable at year end	12,657
Exercise price of outstanding share options | $ / shares				$ 24
Stock Options [Member] | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Ending balance	5,160,000
Wheighted average fair value | R$ / shares	R$ 81,710
Expected volatility, share options granted	69.80%
Remaining expected life	1 year 6 months
Number of share options outstanding in share-based payment arrangement	5,160,000			5,160,000
Exercisable at year end	1,935
Exercise price of outstanding share options | $ / shares				$ 30
Stock Options [Member] | Bottom of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Remaining expected life	6 months
Stock Options [Member] | Bottom of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	3 years
Stock Options [Member] | Top of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Remaining expected life	5 years 6 months
Stock Options [Member] | Top of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Performance share units (PSUs) [Member]
Disclosure of defined benefit plans [line items]
Ending balance	5,891,383,000
Number of share options outstanding in share-based payment arrangement	5,891,383,000			5,891,383,000
PSU awards modificated	3,880,096
Average incremental fair value of the modified awards per share | R$ / shares	R$ 13.74
Average incremental fair value of the modified awards | R$	R$ 22,267
Description of maximum term of equity granted for share-based payment arrangement	3.3 years
Performance share units (PSUs) [Member] | Equity attributable to owners of parent [member]
Disclosure of defined benefit plans [line items]
Beginning balance	8,305,048,000	7,320,367,000
Number of share options granted in share-based payment arrangement	1,329,735,000	1,141,273,000
Number of other equity instruments exercised or vested in share-based payment arrangement	0	0
Number of share options forfeited in share-based payment arrangement | segment	3,743,400,000	156,592,000
Ending balance	5,891,383,000	8,305,048,000	7,320,367,000
Number of share options outstanding in share-based payment arrangement	5,891,383,000	8,305,048,000	7,320,367,000	5,891,383,000
Performance share units (PSUs) [Member] | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Ending balance	3,719,167,000
Wheighted average fair value | R$ / shares	R$ 2.71
Remaining expected life	3 years 2 months 1 day
Number of share options outstanding in share-based payment arrangement	3,719,167,000			3,719,167,000
Performance share units (PSUs) [Member] | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Ending balance	842,481,000
Wheighted average fair value | R$ / shares	R$ 4.06
Remaining expected life	3 years 2 months 19 days
Number of share options outstanding in share-based payment arrangement	842,481,000			842,481,000
Performance share units (PSUs) [Member] | Date of grant 2024 [Member]
Disclosure of defined benefit plans [line items]
Ending balance	1,329,735,000
Wheighted average fair value | R$ / shares	R$ 11.64
Remaining expected life	3 years 8 months 12 days
Number of share options outstanding in share-based payment arrangement	1,329,735,000			1,329,735,000
Performance share units (PSUs) [Member] | Bottom of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Expected volatility, share options granted	76.50%
Risk free interest rate, share options granted	2.18%
Performance share units (PSUs) [Member] | Bottom of range | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year 4 months 24 days
Expected volatility, share options granted	73.80%
Risk free interest rate, share options granted	3.95%
Performance share units (PSUs) [Member] | Bottom of range | Date of grant 2024 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Expected volatility, share options granted	42.70%
Risk free interest rate, share options granted	3.72%
Performance share units (PSUs) [Member] | Top of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Expected volatility, share options granted	83.30%
Risk free interest rate, share options granted	4.34%
Performance share units (PSUs) [Member] | Top of range | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years 3 months 18 days
Expected volatility, share options granted	83.40%
Risk free interest rate, share options granted	5.60%
Performance share units (PSUs) [Member] | Top of range | Date of grant 2024 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Expected volatility, share options granted	77.90%
Risk free interest rate, share options granted	5.32%